STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 243,515		$ (316,380)	$ (72,865)
Beginning Balance, in Shares at Dec. 31, 2017	11,277,200
Common stock issued for cash	$ 2,000			2,000
Common stock issued for cash, in Shares	200,000
Net income (loss) for the year			68,206	68,206
Ending Balance at Dec. 31, 2018	$ 245,515		(248,174)	(2,659)
Ending Balance, in Shares at Dec. 31, 2018	11,477,200
Common stock issued for cash	$ 100,000			100,000
Common stock issued for cash, in Shares	336,000
Stock options granted and vested		160,786		160,786
Net income (loss) for the year			(477,234)	(477,234)
Ending Balance at Dec. 31, 2019	$ 345,515	$ 160,786	$ (725,408)	$ (219,107)
Ending Balance, in Shares at Dec. 31, 2019	11,813,200